Statement of Cash Flows - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (25,785,792)	$ 10,119
Adjustments to reconcile net loss to net cash used in operating activities:
Impairment loss on mineral claims	23,500,000
Interest inferred on debt	945	516
Stock issued for compensation	280,000
Amortization of debt discounts and deferred charges	439,374
Loss from valuation and revaluation of convertible debt	1,223,529
Gain on debt settlement	(96,819)	(72,328)
Changes in operating assets and liabilities
Accounts payable	10,546	37,107
Due to related party	17,500
Net Cash Used in Operating Activities	(410,717)	(24,590)
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in mineral lease	(51,000)
Net cash (used in) investing activities	(51,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from promissory notes	120,000
Proceeds from convertible debt	498,880
Proceeds from related party advances		24,590
Repayment of related party advances	(24,590)
Repayment of convertible notes	(130,000)
Net Cash Provided by Financing	464,290
Net (Decrease) Increase in Cash	2,573
Cash at Beginning of Year
CASH AT END OF YEAR	2,573
SUPPLEMENTAL DISCLOSURE OF NONCASH FINANCIAL ACTIVITIES:
Shares issued for property	23,500,000
Conversion of convertible to common stock	376,063
OTHER SUPPLEMENTAL DISCLOSURE
Taxes paid
Interest paid	$ 61,080